                                                     FILE NOS. 33-69712/811-8052

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/
             Pre-Effective Amendment No. ___                              / /
             Post-Effective Amendment No. 20                              /X/

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/
                              Amendment No. 42                            /X/
                        (Check appropriate box or boxes.)

                           SYMETRA SEPARATE ACCOUNT C
                           --------------------------
                           (Exact Name of Registrant)

                         Symetra Life Insurance Company
                         ------------------------------
                               (Name of Depositor)

             5069 154th Place N.E., Redmond, Washington          98052
             ------------------------------------------          -----
         (Address of Depositor's Principal Executive Offices)  (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000
                                                          --------------

                      Name and Address of Agent for Service
                      -------------------------------------
                             Jacqueline M. Veneziani
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026

Approximate date of Proposed Public Offering . . . . . . . . . . As Soon as
Practicable after Effective Date


It is proposed that this filing will become effective:

   / /    Immediately upon filing pursuant to paragraph (b) of Rule 485
   /X/    On April 29, 2005, pursuant to paragraph (b) of Rule 485
   / /    60 days after filing pursuant to paragraph (a) of Rule 485
   / /    On _______ pursuant to paragraph (a) of Rule 485


If appropriate, check the following:

  ______this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                      TITLE OF SECURITIES BEING REGISTERED:
             Individual Flexible Premium Variable Annuity Contracts

This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 19 as filed with the Securities and Exchange Commission on April 29, 2005 (ACCESSION NUMBER:
0001047469-05-011845).

                       SUPPLEMENT TO SPINNAKER PROSPECTUS
                         SUPPLEMENT DATED APRIL 29, 2005
               TO PROSPECTUS DATED APRIL 29, 2005 AS SUPPLEMENTED

THE FIRST SENTENCE OF THE SECTION INVESTMENT OPTIONS ON PAGE 1 SHOULD BE REPLACED WITH THE FOLLOWING:

Currently, the separate account invests in 59 sub accounts, however, not all investment options may be available for all policies.

THE FOLLOWING PORTFOLIO OPERATING EXPENSES SHOULD BE ADDED TO THE PORTFOLIO OPERATING EXPENSE TABLE FOUND ON PAGE 5 OF THE PROSPECTUS.

                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        PORTFOLIO
                                                                                                                        OPERATING
                                                                                                      CONTRACTUAL    EXPENSES (AFTER
                                                                                        TOTAL ANNUAL    EXPENSE           ANY
                                                             DISTRIBUTION                PORTFOLIO     WAIVER OR      REIMBURSEMENT
                                                 MANAGEMENT  SERVICE (12b-   OTHER       OPERATING    REIMBURSEM       AND WAIVER
                                                    FEES       1) FEES      EXPENSES      EXPENSES        ENT          AGREEMENTS)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund (Series I
shares) (1)                                        0.80%        None          0.36%        1.16%        -0.05%(2)      1.11%(2)

AIM V.I. Health Sciences Fund (Series I
Shares) (1)                                        0.75%        None          0.36%        1.11%        -0.01%(3)      1.10%(3)

AIM V.I. Growth Fund (Series I shares) (4) (5)     0.63%        None          0.28%        0.91%            -          0.91%(6)

Dreyfus VIF - Quality Bond Portfolio --
Initial Shares (1)                                 0.65%        None          0.09%        0.74%            -          0.74%

Federated Capital Income Fund II (1)               0.75%(7)     0.25%(8)      0.42%(9)     1.42%            -          1.42%
Federated International Equity Fund II (10)

Fidelity VIP Asset Manager Portfolio (1)           0.53%        None          0.12%        0.65%        -0.01%(11)     0.64%
Fidelity VIP Growth Opportunities
Portfolio - Initial Class Shares (5)               0.58%        None          0.14%        0.72%        -0.02%(11)     0.70%(11)

ING VP Natural Resources Trust (1)                 1.00%        None          0.33%        1.33%            -          1.33%
ING VP Emerging Markets Fund (10)                  0.85%        None          0.39%(12)    1.24%        +0.05%(13)     1.29%

JPMorgan U.S.  Large Cap Core Equity
Portfolio (5)                                      0.35%        None          0.50%(14)    0.85%(15)        -          0.85%

Scudder Variable Series II: Total Return
Portfolio(5) (16) (17)                             0.45%        None          0.06%        0.51%            -          0.51%

Scudder Variable Series I: International
Portfolio (5) (18)                                 0.87%        None          0.17%        1.04%            -          1.04%

----------
(1) This portfolio is only available if you have been continuously invested in it since April 29, 2005.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisor fees. The fee waiver reflects this agreement.

(3) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisor fees. The fee waiver reflects this agreement.

(4) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(5) This portfolio is only available if you have been continuously invested in it since April 30, 2003.

(6) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds except for AIM V.I. High Yield Fund. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense of short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(7) The Adviser reimbursed certain operating expenses of the Fund. This voluntary reimbursement can be terminated at any time. The management fee paid by the Fund (after the voluntary reimbursement) was 0.61% for the fiscal year ended December 31, 2004.

(8) The Fund's Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2005.

(9) The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) was 0.39% for the fiscal year ended December 31, 2004.

(10) This portfolio is only available if you have been continuously invested in it since April 30, 2000.

(11) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: 0.64% for the Fidelity VIP Asset Manager portfolio. These offsets may be discontinued at any time.

(12) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

(13) ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupments by ING Investments, LLC within three years. The expense limit will continue through at May 1, 2006. Please see the underlying portfolio prospectus for more information.

(14) "Other Expenses" are on expenses incurred in the most recent fiscal year.

(15) Reflects a written agreement pursuant to which JPMorgan Funds Management, Inc. agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses) exceed 0.85% of its average daily net assets through 4/30/06. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

(16) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names, A and B share-classes, respectively: SVS Small Cap Growth (0.72%, 1.09%) and SVS Total Return (0.51%, 0.89%).

(17) Restated and estimated to reflect expenses expected upon consummation of the merger.

(18) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names Scudder VS I: International (1.37%).

The following last sentence of the second paragraph under the Section Allocation of Purchase Payments on page 13 should be deleted.

In addition, if you allocate money to a portfolio that is no longer available, we will apply that portion of your premium to the Fidelity Money Market Portfolio and attempt to contact you for new allocation instructions.

     THE FOLLOWING TABLE SHOULD BE ADDED TO SECTION OF THE TABLE OF VARIABLE
                         INVESTMENT OPTIONS ON PAGE 14.

          THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
               CONTINUOUSLY INVESTED IN THEM SINCE APRIL 29, 2005

              PORTFOLIO NAME                           INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Aggressive Growth Fund              Long-Term growth of capital.               A I M Advisors, Inc.
(Series I shares)

AIM V.I. Health Sciences Fund (Series I      Growth of Capital                          A I M Advisors, Inc.
Shares)

DREYFUS VARIABLE INVESTMENT FUND
("DREYFUS VIF")

Dreyfus VIF - Quality Bond Portfolio -       The portfolio seeks to maximize total      The Dreyfus Corporation
Initial Shares                               return, consisting of capital
                                             appreciation and current income. To
                                             pursue this goal, the portfolio
                                             normally invests at least 80% of
                                             its assets in bonds, including
                                             corporate bonds, debentures, notes,
                                             mortgage-related securities,
                                             collateralized mortgage
                                             obligations, asset-backed
                                             securities, convertible debt
                                             obligations, preferred stocks,
                                             convertible preferred stocks,
                                             municipal obligations and zero
                                             coupon bonds, that, when purchased,
                                             are rated A or better or are the
                                             unrated equivalent as determined by
                                             Dreyfus, and in securities issued
                                             or guaranteed by the U.S.
                                             government or its agencies or
                                             instrumentalities, including
                                             Treasury inflation-protection
                                             securities.

FEDERATED INSURANCE SERIES

Federated Capital Income Fund II             The Fund's investment objective is to      Federated Equity Management
                                             achieve high current income and moderate   Company of Pennsylvania
                                             capital appreciation. The Fund pursues     Sub-Advised by: Federated
                                             its investment objective by investing in   Investment Management Company
                                             both equity and fixed income securities
                                             that have high relative income
                                             potential.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity VIP Asset Manager(SM) Portfolio     Fidelity VIP Asset Manager Portfolio       Fidelity Management & Research
                                             seeks to obtain high total return with     Company
                                             reduced risk over the long term by
                                             allocating its assets among stocks,
                                             bonds, and short-term instruments.

ING VP NATURAL RESOURCES TRUST

ING VP Natural Resources Trust               The Fund seeks long-term growth of         ING Investments, LLC
                                             capital through investment primarily in    Sub-Advised by Aeltus Investment
                                             common stocks of companies that own        Management, Inc.

                                             or develop natural resources and other
                                             basic commodities, or supply goods and
                                             services to such companies.  Capital
                                             appreciation will be the primary
                                             determinant of total return and income
                                             is a secondary consideration.  The
                                             investment objective may not be changed
                                             without shareholder approval.

          THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
               CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2003

               PORTFOLIO NAME                             INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Growth Fund                           Growth of Capital                           A I M Advisors, Inc.
(Series I Shares)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity VIP Growth Opportunities Portfolio    Fidelity VIP Growth Opportunities           Fidelity Asset Management &
                                               Portfolio seeks to provide capital          Research Company
                                               growth.

J.P. MORGAN SERIES TRUST II

JPMorgan U.S. Large Cap Core Equity Portfolio  The Portfolio seeks to provide high total   J.P. Morgan Investment Management
                                               return from a portfolio of selected         Inc., a subsidiary of JPMorgan
                                               equity securities. Under normal             Chase & Co.
                                               circumstances, the Portfolio invests at
                                               least 80% of its assets (net assets plus
                                               the amount of borrowings for investment
                                               purposes) in equity investments of
                                               large-cap U.S. companies.

SCUDDER VARIABLE SERIES I

Scudder Variable Series I: International       The portfolio seeks long-term growth of     Deutsche Investment Management
Portfolio                                      capital primarily through diversified       Americas Inc. is the investment
                                               holdings of marketable foreign equity       advisor for the portfolio.
                                               investments. The portfolio invests          Deutsche Asset Management Services
                                               primarily in common stocks of established   Ltd. is the subadvisor for the
                                               companies listed on foreign exchanges,      portfolio.
                                               which the portfolio management team
                                               believes have favorable characteristics.

SCUDDER VARIABLE SERIES II

Scudder Variable Series II: Total Return       The portfolio seeks high total return, a    Deutsche Investment Management
Portfolio                                      combination of income and capital           Americas Inc. is the investment
                                               appreciation.  The portfolio follows a      advisor for the portfolio.
                                               flexible investment program, investing in   Deutsche Asset Management Services
                                               a mix of growth stocks and bonds. The       Ltd. is the subadvisor for the
                                               portfolio can buy many types of             portfolio.
                                               securities, among them common stocks,

                                               convertible securities, corporate
                                               bonds, US government bonds, and
                                               mortgage- and asset-backed
                                               securities.

          THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
               CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000

               PORTFOLIO NAME                             INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
ING VP EMERGING MARKETS FUND, INC.

ING VP Emerging Markets Fund                   The Fund seeks capital appreciation.        ING Investments, LLC
                                                                                           Sub-Advised by J.P. Morgan
                                                                                           Investment Management Inc.

FEDERATED INSURANCE SERIES

Federated International Equity Fund II         The Fund's investment objective is to       Federated Global Investment
                                               obtain a total return on its assets. The    Management Corp.
                                               Fund's total return will consist of two
                                               components: (1) changes in the market
                                               value of its portfolio securities (both
                                               realized and unrealized appreciation);
                                               and (2) income received from its
                                               portfolio securities.  The Fund pursues
                                               its investment objective by investing
                                               primarily in equity securities of
                                               companies based outside the United States.

         THE FOLLOWING TABLE SHOULD BE ADDED TO APPENDIX B ON PAGE B-1.

                               2004         2003         2002         2001       2000    1999     1998      1997      1996     1995
                               ----         ----         ----         ----       ----    ----     ----      ----      ----     ----
AIM V.I. AGGRESSIVE GROWTH FUND (SERIES I SHARES)
SUB-ACCOUNT
May 1 value (initial
public offering)                                                            $  10.000
December 31 value       $     6.539  $     5.931  $     4.748  $     6.226  $   8.542
December 31 units         1,103,346    1,116,644    1,038,843      993,553    746,656

AIM V.I. GROWTH FUND (SERIES I SHARES) SUB-ACCOUNT
May 1 value (initial
public offering)                                                            $  10.000
December 31 value       $     4.548  $     4.261  $     3.293  $     4.837  $   7.423
December 31 units         1,202,577    1,247,950    1,183,319    1,082,565    686,073

AIM V.I. HEALTH SCIENCES FUND (SERIES I SHARES) Formerly INVESCO VIF - Health Sciences Fund
May 1 value (initial
public offering)                     $     10.00
December 31 value       $    12.568  $    11.849
December 31 units            59,786       20,213

DREYFUS VIF - QUALITY BOND - INITIAL SHARES SUB-ACCOUNT
May 1 value (initial
public offering)                                                            $  10.000
December 31 value       $    12.768  $   12.526   $    12.105  $    11.391  $  10.821
December 31 units           486,878     381,551       264,406      186,670     38,344

                               2004        2003        2002       2001       2000       1999       1998      1997      1996     1995
                               ----        ----        ----       ----       ----       ----       ----      ----      ----     ----
FEDERATED INTERNATIONAL EQUITY FUND II SUB-ACCOUNT
January 25 value
(initial public
offering)                                                                                                         $  10.220
December 31 value        $   16.033  $   14.255  $   10.963 $   14.394 $   20.688  $  27.113  $  14.866  $ 12.003 $  11.056
December 31 units           177,334     217,487     254,400    303,888    371,131    271,054    223,162   127,307    34,059

FEDERATED CAPITAL INCOME FUND II SUB-ACCOUNT (formerly known as Federated Utility Fund II)
January 25 value
(initial public
offering)                                                                                                         $  11.110
December 31 value        $   12.602  $   11.626  $    9.770 $   13.028 $   15.315  $  17.058  $  17.010  $ 15.135 $  12.117
December 31 units           525,264     285,589     300,824    352,242    389,767    452,504    415,785   263,094    83,361

FIDELITY VIP GROWTH OPPORTUNITIES SUB-ACCOUNT
May 1 value (initial
public offering)                                                                              $  10.000
December 31 value        $    8.325  $    7.876  $    6.150 $    7.979 $    9.449  $  11.554  $  11.235
December 31 units           806,216     911,889     942,740    987,350    994,601    813,454    145,263

FIDELITY ASSET MANAGER PORTFOLIO SUB-ACCOUNT
May 1 value (initial
public offering)                     $    10.00
December 31 value        $   11.630  $   11.183
December 31 units            28,191      11,609

ING VP EMERGING MARKETS FUND SUB-ACCOUNT
January 25 value
(initial public
offering)                                                                                                         $  10.350
December 31 value        $   11.183  $    9.318  $    6.419 $    7.179 $    8.097  $  13.790  $   6.131  $  8.670 $   9.946
December 31 units           199,807     220,067     243,879    269,862    304,764    287,537    224,539   192,647    86,353

ING VP NATURAL RESOURCES TRUST SUB-ACCOUNT
January 25 value
(initial public
offering)                                                                                                         $  11.330
December 31 value        $   17.800  $   16.022  $   12.448 $   12.894 $   15.557  $  13.327  $  11.844  $ 14.952 $  14.148
December 31 units           110,086     113,256     125,887    146,306    176,361    228,420    276,756   304,593    73,555

JPMORGAN U.S. LARGE CAP CORE EQUITY SUB-ACCOUNT (formerly known as U.S. Disciplined Equity)
May 1 value (initial
public offering)                                                       $   10.000
December 31 value        $    7.884  $    7.303  $    5.779 $    7.775 $    8.952
December 31 units           486,687     507,522     524,722    474,747    314,814

SCUDDER VARIABLE SERIES I BALANCED SUB-ACCOUNT
February 11 value
(initial public
offering)
December 31 value        $   21.338  $   20.322  $   17.474 $   20.866 $   22.527  $  23.315  $  20.501  $ 16.872 $  13.771 $ 12.481
December 31 units         1,282,085   1,518,848   1,681,001  1,803,631  1,781,520  1,495,102    942,422   784,022   660,227  134,772

SCUDDER VARIABLE SERIES I INTERNATIONAL SUB-ACCOUNT
February 11 value
(initial public
offering)
December 31 value        $   15.299  $   13.314  $   10.568 $   13.129 $   19.261  $  24.947  $  16.367  $ 14.008 $  13.022 $ 11.504
December 31 units           603,669     727,804     845,620    955,128    990,877    786,748    584,163   595,188   545,285  278,030

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Redmond, and State of Washington on this 29th day of April, 2005.

                                Symetra Separate Account C
                                --------------------------
                                        Registrant

                                By:  Symetra Life Insurance Company
                                     ------------------------------


                                By:  /S/ RANDALL H. TALBOT
                                     ---------------------
                                     Randall H. Talbot, President


                                     Symetra Life Insurance Company
                                     ------------------------------
                                               Depositor


                                By:  /S/ RANDALL H. TALBOT
                                     ---------------------
                                     Randall H. Talbot, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

NAME                                         TITLE
----                                         -----
/s/ ALLYN D. CLOSE                           Director
---------------------------
Allyn D. Close

/s/ GEORGE C. PAGOS                          Director, Vice President, General
---------------------------                  Counsel and Secretary
George C. Pagos

/s/ COLLEEN M. MURPHY                        Assistant Vice President,
---------------------------                  Controller and Assistant Secretary
Colleen M. Murphy


/s/ JENNIFER V. DAVIES                       Director
---------------------------
Jennifer V. Davies

/s/ MARGARET A. MEISTER                      Director and Chief Actuary
---------------------------
Margaret A. Meister

/s/ ROGER F. HARBIN                          Director, Executive Vice President
---------------------------                  and Treasurer
Roger F. Harbin

/s/ RANDALL H. TALBOT                        Director and President
---------------------
Randall H. Talbot

/s/ OSCAR TENGTIO                            Director, Executive Vice President
------------------                           and Chief Financial Officer
Oscar Tengtio